SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 28, 2019
Schedule of net inventories

(In millions)	2019	2018
Raw materials	$231.6	$236.2
Work-in-progress	201.0	196.7
Finished goods	230.4	218.5
Inventories, net	$663.0	$651.4

Schedule of property, plant and equipment

(In millions)	2019	2018
Land	$25.1	$28.0
Buildings and improvements	687.4	643.1
Machinery and equipment	2,316.9	2,231.1
Construction-in-progress	142.2	151.5
Property, plant and equipment	3,171.6	3,053.7
Accumulated depreciation	(1,960.9)	(1,916.3)
Property, plant and equipment, net	$1,210.7	$1,137.4

Capitalized software costs

(In millions)	2019	2018
Cost	$487.2	$452.4
Accumulated amortization	(334.4)	(316.9)
Software, net	$152.8	$135.5

Schedule of research and development expense

(In millions)	2019	2018	2017
Research and development expense	$92.6	$98.2	$93.4

Cash paid for interest and income taxes

(In millions)	2019	2018	2017
Interest	$74.3	$54.9	$57.7
Income taxes, net of refunds	155.0	153.5	125.6

Schedule of amounts and balance sheet locations of deferred revenue

(In millions)	December 28, 2019	December 29, 2018
Other current liabilities	$12.6	$11.5
Long-term retirement benefits and other liabilities	.3	.3
Total deferred revenue	$12.9	$11.8